Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Liabilities and Other Payables
Summary of accrued liabilities and other payables

The following is a summary of accrued liabilities and other payables as of December 31, 2013 and 2014 (in thousands):

	December 31,	December 31,
	2013	2014
	RMB	RMB
Customer deposits on Wangyibao accounts	464,061	622,021
Marketing expenses	158,298	294,401
RSU payables (see Note 2(n))	119,851	137,033
Accrued fixed assets related payables	9,449	80,942
Server custody fees and telecommunication charges	38,850	64,614
Accrued revenue sharing	11,448	27,838
Other staff related cost	16,497	23,203
Content cost	23,827	13,354
Professional fees	10,517	11,939
Royalty and consulting fee payments due to Blizzard	53,867	—
Others	50,634	81,883
	957,299	1,357,228